Commitments and Contingencies (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies (Textual)
Monthly rental	$ 28,529
Lease term expiring	The office space has a lease term expiring in January 2020.
Rent expense	$ 428,346	$ 399,569	$ 359,448
November 2019 [Member]
Commitments and Contingencies (Textual)
Monthly rental	1,000
April 2019 [Member]
Commitments and Contingencies (Textual)
Monthly rental	4,400
January 2019 [Member]
Commitments and Contingencies (Textual)
Monthly rental	600
May 2019 [Member]
Commitments and Contingencies (Textual)
Monthly rental	$ 570